OTHER RESERVES - Schedule of Cash Flow Hedging Reserve (Details) - Cash flow hedging reserve - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flow hedging reserve
At 1 January	£ (457)	£ 1,629	£ 1,504
Change in fair value of hedging derivatives	(5,050)	(1,633)	486
Net income statement transfers	31	(453)	(361)
At 31 December	(5,476)	(457)	1,629
Pre-tax
Cash flow hedging reserve
Change in fair value of hedging derivatives	(6,990)	(2,279)	730
Net income statement transfers	43	(621)	(496)
Deferred tax
Cash flow hedging reserve
Change in fair value of hedging derivatives	1,940	646	(244)
Net income statement transfers	£ 12	£ (168)	£ (135)